Financial Risk Management Policy - Capital Management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Risk Management Policy
Profit attributable to the Parent	€ 662,700	€ 545,456	€ 532,145
Equity attributable to the Parent	€ 3,629,079	€ 3,721,481
Return on equity	18.00%	15.00%
Preference shares, treasury stock as a percentage of capital, held by parent	0.60%	0.70%